UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-22114
Name of Registrant: Vangaurd Montgomery Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: September 30, 2016
Item 1: Schedule of Investments

Vanguard Market Neutral Fund

Schedule of Investments (unaudited)
As of September 30, 2016

			Market
			Value•
		Shares	($000)
Common Stocks—Long Positions (96.9%)
Consumer Discretionary (14.7%)
†,^ Nordstrom Inc.		194,306	10,081
†	Lear Corp.	79,828	9,677
†,* Tenneco Inc.		165,726	9,657
†,* American Axle & Manufacturing Holdings Inc.		549,334	9,459
†,* Boyd Gaming Corp.		476,439	9,424
	Regal Entertainment Group Class A	432,359	9,404
†	American Eagle Outfitters Inc.	524,262	9,363
†,* MSG Networks Inc.		501,846	9,339
†	Big Lots Inc.	194,866	9,305
†	Carnival Corp.	188,675	9,211
†,* Cooper-Standard Holding Inc.		92,964	9,185
†	Darden Restaurants Inc.	149,189	9,148
†	Whirlpool Corp.	55,789	9,047
	Marriott International Inc. Class A	133,411	8,983
†	Children's Place Inc.	111,494	8,905
†,* Michael Kors Holdings Ltd.		190,318	8,905
†,* Smith & Wesson Holding Corp.		325,387	8,652
†	Omnicom Group Inc.	99,000	8,415
†,* Liberty SiriusXM Group Class A		246,717	8,383
†	Best Buy Co. Inc.	218,500	8,342
†	News Corp. Class B	564,205	8,023
†	Target Corp.	114,310	7,851
†	Sturm Ruger & Co. Inc.	124,115	7,169
†,* Discovery Communications Inc. Class A		260,678	7,017
	International Game Technology plc	246,194	6,002
	Bob Evans Farms Inc.	149,163	5,713
†,* Express Inc.		477,289	5,627
†,* Burlington Stores Inc.		61,463	4,980
†,* Michaels Cos. Inc.		199,700	4,827
	PVH Corp.	43,590	4,817
†,* Asbury Automotive Group Inc.		73,714	4,104
†	Leggett & Platt Inc.	71,700	3,268
†	Cooper Tire & Rubber Co.	78,781	2,995
†	Bloomin' Brands Inc.	171,100	2,950
*	Genesco Inc.	52,793	2,875
†,* Dave & Buster's Entertainment Inc.		65,800	2,578
*	Tile Shop Holdings Inc.	121,094	2,004
	Callaway Golf Co.	145,122	1,685
	Barnes & Noble Inc.	141,310	1,597
	GNC Holdings Inc. Class A	65,743	1,342
*	Liberty SiriusXM Group Class C	27,957	934
			271,243
Consumer Staples (5.8%)
†	Fresh Del Monte Produce Inc.	164,770	9,870
†	Tyson Foods Inc. Class A	130,084	9,713
†	Ingredion Inc.	71,766	9,549
†,* Herbalife Ltd.		148,894	9,230
	Wal-Mart Stores Inc.	124,615	8,987

†	SpartanNash Co.	310,150	8,970
†	ConAgra Foods Inc.	187,461	8,831
†,^ Dean Foods Co.		509,544	8,357
†,* Amplify Snack Brands Inc.		423,840	6,866
†,* SUPERVALU Inc.		1,171,692	5,847
†	Universal Corp.	76,538	4,456
	JM Smucker Co.	29,139	3,950
†,* Blue Buffalo Pet Products Inc.		143,871	3,418
	Avon Products Inc.	494,183	2,797
	Energizer Holdings Inc.	53,999	2,698
*	Post Holdings Inc.	30,575	2,359
*	Darling Ingredients Inc.	152,344	2,058
			107,956
Energy (6.2%)
†	Ensco plc Class A	1,268,253	10,780
^,* EP Energy Corp. Class A		2,453,832	10,748
†,* Denbury Resources Inc.		3,306,388	10,680
†	Rowan Cos. plc Class A	698,718	10,592
†	Apache Corp.	160,971	10,281
†,* Newfield Exploration Co.		218,220	9,484
†,* Chesapeake Energy Corp.		1,373,863	8,614
^	Ship Finance International Ltd.	552,558	8,139
	Energen Corp.	131,709	7,602
†,* McDermott International Inc.		1,354,476	6,786
*	Southwestern Energy Co.	383,500	5,308
^,* Seadrill Ltd.		2,021,785	4,792
^	Diamond Offshore Drilling Inc.	209,695	3,693
*	Transocean Ltd.	197,096	2,101
^	Nordic American Tankers Ltd.	171,051	1,729
†	Scorpio Tankers Inc.	348,291	1,612
*	Unit Corp.	86,119	1,602
			114,543
Financials (11.3%)
†	Regions Financial Corp.	1,022,034	10,088
†	Navient Corp.	687,495	9,948
†	Bank of America Corp.	634,582	9,931
†	Citigroup Inc.	208,434	9,844
†	Fifth Third Bancorp	479,617	9,813
†	SunTrust Banks Inc.	216,904	9,500
†	JPMorgan Chase & Co.	142,566	9,494
†	MSCI Inc. Class A	112,969	9,483
†	Popular Inc.	247,151	9,446
†	Aflac Inc.	128,709	9,250
†	Primerica Inc.	172,168	9,130
†	Assured Guaranty Ltd.	322,384	8,946
†,* Flagstar Bancorp Inc.		320,697	8,899
†	Prudential Financial Inc.	108,928	8,894
†	Unum Group	249,048	8,794
†	Ameriprise Financial Inc.	81,584	8,140
	Nelnet Inc. Class A	180,892	7,303
	CNO Financial Group Inc.	337,010	5,146
†	Universal Insurance Holdings Inc.	196,284	4,946
†	Travelers Cos. Inc.	42,300	4,846
	Washington Federal Inc.	170,805	4,557
†,* KCG Holdings Inc. Class A		266,291	4,136
†	Maiden Holdings Ltd.	307,200	3,898

Synovus Financial Corp.	110,000	3,578
† OM Asset Management plc	249,836	3,475
† TCF Financial Corp.	230,154	3,340
Banc of California Inc.	171,753	2,999
† S&P Global Inc.	19,202	2,430
† PNC Financial Services Group Inc.	22,600	2,036
†,* MGIC Investment Corp.	249,534	1,996
† Great Western Bancorp Inc.	57,755	1,924
IBERIABANK Corp.	27,400	1,839
† Bank of New York Mellon Corp.	28,633	1,142
		209,191
Health Care (11.3%)
†,* PRA Health Sciences Inc.	178,980	10,114
†,* WellCare Health Plans Inc.	84,405	9,883
†,* INC Research Holdings Inc. Class A	218,872	9,757
†,* Five Prime Therapeutics Inc.	184,230	9,670
† Baxter International Inc.	200,037	9,522
†,* Charles River Laboratories International Inc.	110,249	9,188
†,* Quintiles Transnational Holdings Inc.	113,000	9,160
†,* HCA Holdings Inc.	119,741	9,056
McKesson Corp.	54,297	9,054
† AmerisourceBergen Corp. Class A	110,272	8,908
†,* Hologic Inc.	218,158	8,471
†,* Express Scripts Holding Co.	116,492	8,216
† Bruker Corp.	361,389	8,185
†,* FibroGen Inc.	356,326	7,376
†,* Cambrex Corp.	154,611	6,874
†,* Prestige Brands Holdings Inc.	125,330	6,050
†,* United Therapeutics Corp.	51,176	6,043
†,* Nektar Therapeutics	319,475	5,489
Bristol-Myers Squibb Co.	101,164	5,455
†,* Emergent BioSolutions Inc.	167,711	5,288
†,* Amedisys Inc.	82,956	3,935
^,* Lexicon Pharmaceuticals Inc.	194,722	3,519
†,* Masimo Corp.	58,900	3,504
† Eli Lilly & Co.	42,000	3,371
†,* Acorda Therapeutics Inc.	159,548	3,331
† Gilead Sciences Inc.	37,918	3,000
* Halyard Health Inc.	82,624	2,864
^,* Insys Therapeutics Inc.	230,229	2,714
* PAREXEL International Corp.	34,846	2,420
†,* PharMerica Corp.	84,513	2,372
† Cardinal Health Inc.	28,900	2,246
* Healthways Inc.	77,177	2,042
† Chemed Corp.	13,700	1,933
† Aetna Inc.	14,500	1,674
†,* AMN Healthcare Services Inc.	51,047	1,627
Owens & Minor Inc.	46,392	1,611
† Anthem Inc.	11,000	1,378
* HMS Holdings Corp.	42,543	943
†,* Surgical Care Affiliates Inc.	18,919	923
†,* ImmunoGen Inc.	320,800	860
		208,026
Industrials (14.2%)
†,* Hawaiian Holdings Inc.	208,796	10,148
Greenbrier Cos. Inc.	285,212	10,068

†	Delta Air Lines Inc.	253,909	9,994
	GATX Corp.	222,029	9,891
†,* JetBlue Airways Corp.		573,448	9,886
†,* Wabash National Corp.		687,297	9,787
†	Alaska Air Group Inc.	147,362	9,705
†	Brink's Co.	259,135	9,609
†	Insperity Inc.	131,718	9,568
†	SkyWest Inc.	359,024	9,482
†	Owens Corning	176,502	9,423
†	Masco Corp.	272,411	9,346
†	BWX Technologies Inc.	239,104	9,174
†	Huntington Ingalls Industries Inc.	59,214	9,085
†,* Quanta Services Inc.		321,466	8,998
†,* United Rentals Inc.		114,301	8,972
†	Universal Forest Products Inc.	91,018	8,964
†	General Electric Co.	290,319	8,599
†,* Spirit AeroSystems Holdings Inc. Class A		189,127	8,424
†	Herman Miller Inc.	275,175	7,870
†	West Corp.	346,211	7,644
^	American Railcar Industries Inc.	183,385	7,605
†,* SPX FLOW Inc.		242,276	7,491
†	Briggs & Stratton Corp.	358,545	6,687
†	Comfort Systems USA Inc.	215,238	6,309
	Southwest Airlines Co.	128,100	4,982
†	Knoll Inc.	176,940	4,043
*	Continental Building Products Inc.	176,942	3,714
*	NCI Building Systems Inc.	194,427	2,837
	Quad/Graphics Inc.	100,461	2,684
*	TriNet Group Inc.	123,981	2,682
†,* Meritor Inc.		240,300	2,675
	Brady Corp. Class A	77,080	2,668
†	Aircastle Ltd.	113,200	2,248
	RR Donnelley & Sons Co.	141,119	2,218
*	MasTec Inc.	65,511	1,948
*	Gibraltar Industries Inc.	49,685	1,846
*	Trex Co. Inc.	25,687	1,508
†	General Cable Corp.	85,800	1,285
*	Chart Industries Inc.	30,055	987
*	Hertz Global Holdings Inc.	23,254	934
			261,988
Information Technology (15.9%)
†	SYNNEX Corp.	92,260	10,528
†,* Advanced Micro Devices Inc.		1,486,801	10,274
†	HP Inc.	660,402	10,256
†	Travelport Worldwide Ltd.	672,862	10,113
†,* Gigamon Inc.		183,448	10,053
†	Computer Sciences Corp.	192,506	10,051
†,* Synaptics Inc.		170,466	9,986
†	Booz Allen Hamilton Holding Corp. Class A	313,312	9,904
†,* RingCentral Inc. Class A		415,875	9,840
†,* GoDaddy Inc. Class A		281,480	9,720
†,* Cardtronics plc Class A		216,620	9,661
†,* Aspen Technology Inc.		205,950	9,636
†,* Tech Data Corp.		112,828	9,558
†	CDW Corp.	204,362	9,345
†,* First Data Corp. Class A		707,985	9,317
†	CSG Systems International Inc.	222,979	9,216

†,* NCR Corp.		285,964	9,205
†,* Cirrus Logic Inc.		171,865	9,135
†	Leidos Holdings Inc.	209,330	9,060
*	Square Inc.	749,683	8,741
†,* CACI International Inc. Class A		85,101	8,587
†,* Sykes Enterprises Inc.		303,162	8,528
†	Avnet Inc.	191,269	7,854
†	NVIDIA Corp.	106,400	7,291
†,* NETGEAR Inc.		120,176	7,269
†	CSRA Inc.	259,454	6,979
†,* Manhattan Associates Inc.		113,638	6,548
†,* Anixter International Inc.		98,336	6,343
†	TeleTech Holdings Inc.	201,766	5,849
*	MaxLinear Inc.	284,953	5,776
*	Wix.com Ltd.	113,351	4,923
†	Accenture plc Class A	40,291	4,922
†	Intuit Inc.	28,226	3,105
	Science Applications International Corp.	38,552	2,674
*	Advanced Energy Industries Inc.	54,269	2,568
*	TTM Technologies Inc.	209,614	2,400
*	Teradata Corp.	74,128	2,298
†,* Sanmina Corp.		65,900	1,876
†,* Super Micro Computer Inc.		55,000	1,285
†,* Benchmark Electronics Inc.		48,918	1,220
*	Amkor Technology Inc.	111,822	1,087
			292,981
Materials (6.6%)
†	Worthington Industries Inc.	224,678	10,791
†,* AK Steel Holding Corp.		2,088,970	10,090
†	Trinseo SA	176,417	9,978
†	Cabot Corp.	190,034	9,960
	United States Steel Corp.	518,036	9,770
†	Chemours Co.	610,107	9,762
†	Commercial Metals Co.	600,964	9,729
†	Steel Dynamics Inc.	376,901	9,419
†,* Coeur Mining Inc.		728,036	8,613
†	Stepan Co.	108,700	7,898
†	LyondellBasell Industries NV Class A	95,834	7,730
†	Dow Chemical Co.	147,984	7,670
†	Avery Dennison Corp.	64,300	5,002
	Greif Inc. Class A	59,753	2,963
†	Domtar Corp.	45,460	1,688
			121,063
Real Estate (7.2%)
†	Communications Sales & Leasing Inc.	313,309	9,841
†	Hospitality Properties Trust	318,121	9,454
†	Care Capital Properties Inc.	331,226	9,440
†	Washington Prime Group Inc.	759,066	9,397
†	Lexington Realty Trust	910,955	9,383
†	Select Income REIT	348,133	9,365
†	Government Properties Income Trust	413,127	9,345
	CBL & Associates Properties Inc.	743,966	9,032
†	Mack-Cali Realty Corp.	314,552	8,562
†	DuPont Fabros Technology Inc.	203,233	8,383
†	Gaming and Leisure Properties Inc.	197,484	6,606
	Senior Housing Properties Trust	268,939	6,108

† GEO Group Inc.	252,554	6,006
† Ryman Hospitality Properties Inc.	117,756	5,671
† Xenia Hotels & Resorts Inc.	314,218	4,770
VEREIT Inc.	301,946	3,131
Sunstone Hotel Investors Inc.	205,317	2,626
† Apple Hospitality REIT Inc.	131,102	2,427
Global Net Lease Inc.	240,069	1,959
Sabra Health Care REIT Inc.	39,359	991
NorthStar Realty Finance Corp.	71,218	938
		133,435
Telecommunication Services (0.7%)
† CenturyLink Inc.	306,070	8,395
^ Windstream Holdings Inc.	338,094	3,398
† Verizon Communications Inc.	34,900	1,814
		13,607
Utilities (3.0%)
† FirstEnergy Corp.	271,671	8,987
† Entergy Corp.	114,100	8,755
† Edison International	120,017	8,671
† PPL Corp.	226,916	7,844
† NiSource Inc.	313,063	7,548
MDU Resources Group Inc.	272,350	6,929
† UGI Corp.	152,644	6,906
		55,640
Total Common Stocks—Long Positions (Cost $1,610,033)		1,789,673
Common Stocks Sold Short (-96.2%)
Consumer Discretionary (-14.3%)
Expedia Inc.	(86,305)	(10,073)
* Netflix Inc.	(101,001)	(9,954)
BorgWarner Inc.	(282,405)	(9,935)
* Liberty Ventures Class A	(246,415)	(9,825)
Delphi Automotive plc	(137,054)	(9,775)
* Charter Communications Inc. Class A	(36,083)	(9,741)
* Etsy Inc.	(670,324)	(9,572)
Harley-Davidson Inc.	(180,727)	(9,504)
* Chipotle Mexican Grill Inc. Class A	(22,335)	(9,459)
Newell Brands Inc.	(179,091)	(9,431)
* Under Armour Inc.	(270,727)	(9,167)
H&R Block Inc.	(391,475)	(9,063)
CalAtlantic Group Inc.	(270,967)	(9,061)
* Liberty Broadband Corp.	(125,363)	(8,961)
* Gentherm Inc.	(281,258)	(8,837)
Tribune Media Co. Class A	(238,413)	(8,707)
* Buffalo Wild Wings Inc.	(58,294)	(8,204)
* Select Comfort Corp.	(378,385)	(8,173)
* Houghton Mifflin Harcourt Co.	(592,767)	(7,949)
* CarMax Inc.	(143,276)	(7,644)
PulteGroup Inc.	(361,858)	(7,252)
* EW Scripps Co. Class A	(414,038)	(6,583)
* TripAdvisor Inc.	(97,000)	(6,128)
* IMAX Corp.	(210,373)	(6,094)
* G-III Apparel Group Ltd.	(205,696)	(5,996)
* Dorman Products Inc.	(92,043)	(5,882)
* Fiesta Restaurant Group Inc.	(237,927)	(5,710)
Twenty-First Century Fox Inc. Class A	(225,208)	(5,455)

Dunkin' Brands Group Inc.	(98,296)	(5,119)
Monro Muffler Brake Inc.	(72,648)	(4,444)
Advance Auto Parts Inc.	(24,388)	(3,637)
Tractor Supply Co.	(49,557)	(3,338)
* Groupon Inc. Class A	(561,374)	(2,891)
* LifeLock Inc.	(152,013)	(2,572)
Standard Motor Products Inc.	(44,551)	(2,128)
* Meritage Homes Corp.	(61,200)	(2,124)
* Vista Outdoor Inc.	(48,842)	(1,947)
* Ascent Capital Group Inc. Class A	(76,491)	(1,772)
ClubCorp Holdings Inc.	(92,262)	(1,335)
* Liberty Broadband Corp. Class A	(12,803)	(898)
		(264,340)
Consumer Staples (-5.1%)
B&G Foods Inc.	(195,600)	(9,620)
Kraft Heinz Co.	(106,683)	(9,549)
Estee Lauder Cos. Inc. Class A	(104,815)	(9,282)
* TreeHouse Foods Inc.	(106,028)	(9,245)
Snyder's-Lance Inc.	(273,775)	(9,193)
* Monster Beverage Corp.	(62,077)	(9,114)
Pinnacle Foods Inc.	(177,780)	(8,919)
CVS Health Corp.	(87,948)	(7,827)
Flowers Foods Inc.	(379,153)	(5,733)
Whole Foods Market Inc.	(177,225)	(5,024)
Andersons Inc.	(135,580)	(4,905)
* Hain Celestial Group Inc.	(109,700)	(3,903)
* Edgewell Personal Care Co.	(25,802)	(2,052)
		(94,366)
Energy (-6.4%)
* Synergy Resources Corp.	(1,479,226)	(10,251)
* Concho Resources Inc.	(72,845)	(10,005)
Targa Resources Corp.	(203,490)	(9,993)
Halliburton Co.	(221,868)	(9,957)
* Cheniere Energy Inc.	(224,439)	(9,786)
Cabot Oil & Gas Corp.	(327,048)	(8,438)
SemGroup Corp. Class A	(222,378)	(7,863)
National Oilwell Varco Inc.	(210,360)	(7,729)
Noble Energy Inc.	(199,145)	(7,118)
Pioneer Natural Resources Co.	(38,100)	(7,073)
SM Energy Co.	(180,800)	(6,975)
* Cobalt International Energy Inc.	(4,881,167)	(6,053)
ConocoPhillips	(107,024)	(4,652)
Hess Corp.	(85,427)	(4,581)
* Kosmos Energy Ltd.	(499,706)	(3,203)
Anadarko Petroleum Corp.	(38,159)	(2,418)
Delek US Holdings Inc.	(82,079)	(1,419)
* Oasis Petroleum Inc.	(104,864)	(1,203)
		(118,717)
Financials (-11.4%)
Leucadia National Corp.	(520,074)	(9,902)
Banner Corp.	(220,774)	(9,657)
Legg Mason Inc.	(287,120)	(9,613)
American International Group Inc.	(161,761)	(9,599)
* Stifel Financial Corp.	(245,020)	(9,421)
Northwest Bancshares Inc.	(599,274)	(9,415)
PacWest Bancorp	(219,399)	(9,414)

Evercore Partners Inc. Class A	(181,946)	(9,372)
FNB Corp.	(761,321)	(9,364)
CNA Financial Corp.	(270,746)	(9,316)
Chubb Ltd.	(73,100)	(9,185)
* Enstar Group Ltd.	(55,690)	(9,159)
Arthur J Gallagher & Co.	(177,916)	(9,051)
Valley National Bancorp	(929,106)	(9,040)
Mercury General Corp.	(163,475)	(8,967)
M&T Bank Corp.	(74,358)	(8,633)
Wintrust Financial Corp.	(142,470)	(7,917)
New York Community Bancorp Inc.	(497,609)	(7,081)
Renasant Corp.	(168,867)	(5,679)
UMB Financial Corp.	(85,765)	(5,099)
Pinnacle Financial Partners Inc.	(91,569)	(4,952)
* FirstCash Inc.	(70,600)	(3,324)
Endurance Specialty Holdings Ltd.	(49,689)	(3,252)
United Bankshares Inc.	(79,795)	(3,006)
White Mountains Insurance Group Ltd.	(3,344)	(2,775)
* Texas Capital Bancshares Inc.	(47,800)	(2,625)
* PHH Corp.	(179,998)	(2,601)
CIT Group Inc.	(71,275)	(2,587)
Bank of the Ozarks Inc.	(59,467)	(2,284)
BB&T Corp.	(53,182)	(2,006)
Financial Engines Inc.	(56,139)	(1,668)
Kearny Financial Corp.	(108,434)	(1,476)
United Community Banks Inc.	(65,391)	(1,374)
Intercontinental Exchange Inc.	(4,000)	(1,077)
American Equity Investment Life Holding Co.	(55,546)	(985)
		(210,876)
Health Care (-10.5%)
* Nevro Corp.	(96,503)	(10,074)
* Wright Medical Group NV	(408,247)	(10,014)
STERIS plc	(131,873)	(9,640)
* Endologix Inc.	(751,997)	(9,626)
* Neurocrine Biosciences Inc.	(184,366)	(9,336)
* Ultragenyx Pharmaceutical Inc.	(131,556)	(9,333)
* DexCom Inc.	(105,586)	(9,256)
* Bluebird Bio Inc.	(136,225)	(9,233)
* Team Health Holdings Inc.	(280,855)	(9,145)
* Puma Biotechnology Inc.	(136,360)	(9,143)
* Alexion Pharmaceuticals Inc.	(72,856)	(8,928)
* Amicus Therapeutics Inc.	(1,198,782)	(8,871)
Perrigo Co. plc	(95,240)	(8,793)
* Endo International plc	(430,132)	(8,667)
* Alnylam Pharmaceuticals Inc.	(126,246)	(8,557)
* Ligand Pharmaceuticals Inc.	(83,131)	(8,484)
* BioMarin Pharmaceutical Inc.	(77,507)	(7,171)
* Acadia Healthcare Co. Inc.	(136,933)	(6,785)
Danaher Corp.	(83,693)	(6,561)
* Integer Holdings Corp.	(295,193)	(6,403)
* Acceleron Pharma Inc.	(149,198)	(5,399)
CONMED Corp.	(102,392)	(4,102)
* Centene Corp.	(61,201)	(4,098)
* Prothena Corp. plc	(40,123)	(2,406)
* Haemonetics Corp.	(45,761)	(1,657)
* Intra-Cellular Therapies Inc. Class A	(90,125)	(1,373)

Hill-Rom Holdings Inc.	(21,007)	(1,302)
		(194,357)
Industrials (-14.1%)
* TransDigm Group Inc.	(34,570)	(9,995)
Macquarie Infrastructure Corp.	(119,581)	(9,954)
Fortive Corp.	(193,363)	(9,842)
Cubic Corp.	(209,825)	(9,822)
* Proto Labs Inc.	(162,590)	(9,741)
Roper Technologies Inc.	(53,197)	(9,707)
Covanta Holding Corp.	(622,617)	(9,582)
* RBC Bearings Inc.	(124,896)	(9,552)
* Beacon Roofing Supply Inc.	(225,306)	(9,479)
* Stericycle Inc.	(117,419)	(9,410)
Union Pacific Corp.	(96,279)	(9,390)
Allegion plc	(135,918)	(9,366)
AMETEK Inc.	(194,493)	(9,293)
* Middleby Corp.	(74,442)	(9,203)
Korn/Ferry International	(428,981)	(9,009)
* Team Inc.	(267,590)	(8,753)
Flowserve Corp.	(168,905)	(8,148)
* Clean Harbors Inc.	(169,699)	(8,142)
* Kirby Corp.	(129,175)	(8,029)
* Echo Global Logistics Inc.	(308,746)	(7,120)
Primoris Services Corp.	(302,200)	(6,225)
* KLX Inc.	(171,532)	(6,038)
Graco Inc.	(78,700)	(5,824)
* Spirit Airlines Inc.	(117,893)	(5,014)
* BMC Stock Holdings Inc.	(266,324)	(4,722)
Donaldson Co. Inc.	(124,269)	(4,639)
Watts Water Technologies Inc. Class A	(67,751)	(4,393)
Forward Air Corp.	(93,346)	(4,038)
* WageWorks Inc.	(59,602)	(3,630)
Raven Industries Inc.	(150,245)	(3,460)
* Johnson Controls International plc	(72,288)	(3,364)
Matson Inc.	(83,482)	(3,329)
EnPro Industries Inc.	(54,391)	(3,090)
* Builders FirstSource Inc.	(226,119)	(2,603)
* Genesee & Wyoming Inc. Class A	(35,285)	(2,433)
ITT Inc.	(64,276)	(2,304)
Healthcare Services Group Inc.	(57,169)	(2,263)
Hubbell Inc. Class B	(20,850)	(2,246)
Matthews International Corp. Class A	(36,000)	(2,187)
* Herc Holdings Inc.	(48,440)	(1,632)
Werner Enterprises Inc.	(62,821)	(1,462)
* SiteOne Landscape Supply Inc.	(30,930)	(1,111)
Harsco Corp.	(103,052)	(1,023)
Knight Transportation Inc.	(33,600)	(964)
		(261,531)
Information Technology (-16.6%)
Western Digital Corp.	(178,086)	(10,413)
* Twitter Inc.	(447,855)	(10,323)
Corning Inc.	(425,011)	(10,051)
* Microsemi Corp.	(237,124)	(9,954)
* NetScout Systems Inc.	(338,730)	(9,908)
SS&C Technologies Holdings Inc.	(307,837)	(9,897)
* Zendesk Inc.	(321,446)	(9,872)

* Tyler Technologies Inc.	(56,906)	(9,744)
Microchip Technology Inc.	(155,756)	(9,679)
Visa Inc. Class A	(114,500)	(9,469)
Global Payments Inc.	(123,035)	(9,444)
* WEX Inc.	(86,579)	(9,358)
Activision Blizzard Inc.	(207,586)	(9,196)
Fidelity National Information Services Inc.	(118,882)	(9,157)
* Envestnet Inc.	(248,614)	(9,062)
* Qorvo Inc.	(162,383)	(9,051)
* Yahoo! Inc.	(207,703)	(8,952)
* PayPal Holdings Inc.	(214,318)	(8,781)
* Akamai Technologies Inc.	(162,100)	(8,590)
Cabot Microelectronics Corp.	(161,075)	(8,522)
* Rogers Corp.	(134,613)	(8,222)
* FleetCor Technologies Inc.	(47,249)	(8,209)
* ViaSat Inc.	(107,592)	(8,032)
* CoStar Group Inc.	(34,969)	(7,572)
* comScore Inc.	(245,549)	(7,529)
Brocade Communications Systems Inc.	(785,946)	(7,254)
QUALCOMM Inc.	(94,000)	(6,439)
* Workday Inc. Class A	(67,299)	(6,171)
* Trimble Navigation Ltd.	(209,300)	(5,978)
AVX Corp.	(374,633)	(5,166)
* ANSYS Inc.	(50,700)	(4,695)
FLIR Systems Inc.	(127,642)	(4,011)
j2 Global Inc.	(59,914)	(3,991)
* Diodes Inc.	(177,736)	(3,793)
Littelfuse Inc.	(27,585)	(3,553)
* Universal Display Corp.	(60,118)	(3,337)
* PTC Inc.	(71,988)	(3,190)
CA Inc.	(90,000)	(2,977)
* Imperva Inc.	(52,679)	(2,829)
Analog Devices Inc.	(40,406)	(2,604)
National Instruments Corp.	(87,625)	(2,489)
Oracle Corp.	(47,753)	(1,876)
* Autodesk Inc.	(23,768)	(1,719)
* Palo Alto Networks Inc.	(9,700)	(1,545)
Cognex Corp.	(26,000)	(1,374)
* Synchronoss Technologies Inc.	(29,775)	(1,226)
* Q2 Holdings Inc.	(34,224)	(981)
		(306,185)
Materials (-6.1%)
Ball Corp.	(122,857)	(10,068)
Olin Corp.	(488,203)	(10,018)
WestRock Co.	(206,478)	(10,010)
Ingevity Corp.	(209,380)	(9,652)
Compass Minerals International Inc.	(129,565)	(9,549)
CF Industries Holdings Inc.	(386,769)	(9,418)
Mosaic Co.	(384,590)	(9,407)
Scotts Miracle-Gro Co. Class A	(111,723)	(9,303)
FMC Corp.	(191,007)	(9,233)
Royal Gold Inc.	(117,031)	(9,062)
Tahoe Resources Inc.	(650,750)	(8,349)
* Ashland Global Holdings Inc.	(30,629)	(3,551)
* Boise Cascade Co.	(121,557)	(3,088)
* Stillwater Mining Co.	(100,413)	(1,342)

* Ferro Corp.	(76,441)	(1,056)
		(113,106)
Real Estate (-7.5%)
Weyerhaeuser Co.	(303,811)	(9,704)
Jones Lang LaSalle Inc.	(83,387)	(9,489)
Monogram Residential Trust Inc.	(880,468)	(9,368)
Sun Communities Inc.	(117,861)	(9,250)
* Howard Hughes Corp.	(80,124)	(9,174)
Equinix Inc.	(24,601)	(8,863)
Vornado Realty Trust	(83,414)	(8,442)
Kilroy Realty Corp.	(117,310)	(8,135)
Rayonier Inc.	(305,246)	(8,101)
* CBRE Group Inc. Class A	(284,950)	(7,973)
Kennedy-Wilson Holdings Inc.	(340,642)	(7,682)
Colony Starwood Homes	(257,819)	(7,399)
Alexander & Baldwin Inc.	(173,484)	(6,665)
Paramount Group Inc.	(386,519)	(6,335)
American Homes 4 Rent Class A	(225,400)	(4,878)
Boston Properties Inc.	(27,174)	(3,704)
Realogy Holdings Corp.	(142,974)	(3,697)
Hudson Pacific Properties Inc.	(105,733)	(3,475)
* Marcus & Millichap Inc.	(109,870)	(2,873)
Taubman Centers Inc.	(21,485)	(1,599)
Four Corners Property Trust Inc.	(54,580)	(1,164)
		(137,970)
Telecommunication Services (-0.9%)
* Level 3 Communications Inc.	(144,750)	(6,713)
Frontier Communications Corp.	(1,088,919)	(4,530)
* Vonage Holdings Corp.	(515,610)	(3,408)
Shenandoah Telecommunications Co.	(43,644)	(1,188)
		(15,839)
Utilities (-3.3%)
Pattern Energy Group Inc. Class A	(405,540)	(9,120)
Sempra Energy	(84,839)	(9,094)
* Dynegy Inc.	(730,358)	(9,049)
WEC Energy Group Inc.	(141,894)	(8,497)
Aqua America Inc.	(247,624)	(7,547)
South Jersey Industries Inc.	(193,836)	(5,728)
California Water Service Group	(145,036)	(4,654)
Avangrid Inc.	(78,794)	(3,292)
ALLETE Inc.	(28,879)	(1,722)
Dominion Resources Inc.	(15,700)	(1,166)
New Jersey Resources Corp.	(30,999)	(1,019)
		(60,888)
Total Common Stocks Sold Short (Proceeds $1,620,281)		(1,778,175)
Temporary Cash Investment (3.8%)
Money Market Fund (3.8%)
1,2 Vanguard Market Liquidity Fund, 0.640% (Cost $70,937)	709,302	70,937
†Other Assets and Liabilities-Net (95.5%)2		1,765,075
Net Assets (100%)		1,847,510

† Long security positions with a value of $1,093,420,000 and cash of $1,775,075,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,994,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $22,866,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At September 30, 2016, the cost of long security positions for tax purposes was $1,681,013,000.

Net unrealized appreciation of long security positions for tax purposes was $179,597,000, consisting of unrealized gains of $227,353,000 on securities that had risen in value since their purchase and $47,756,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-basis net unrealized depreciation on securities sold short was $157,894,000, consisting of unrealized gains of $54,788,000 on securities that had fallen in value since their purchase and $212,682,000 in unrealized losses on securities that had risen in value since their sale.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 17, 2016
VANGUARD MONTGOMERY FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 17, 2016

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File Number 33-32548, Incorporated by Reference.